Accrued Liabilities - Schedule of Liability Measured at Fair Value Using Unobservable Inputs (Details) - CIK 0001441693 Pro Farm Group, Inc $ in Thousands	6 Months Ended
Jun. 30, 2022 USD ($)
Beginning balance, Fair value	$ 539
Change in estimated fair value recorded of contingent consideration	(32)
Ending balance, Fair value	$ 507